Stock based compensation (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected life (years)	5 years 5 months 5 days	5 years 8 months 12 days	4 years
Expected volatility rate	61.00%	62.50%	63.60%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.40%	0.95%	0.83%
Forfeiture rate	0.00%	0.00%	0.00%